Inx Token Warrant Liability - Schedule of Token-Based Compensation (Details) - Token Based Compensation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses (income):
Total token-based compensation expense (income)	$ (474)	$ 694	$ (6,902)
Research and development [Member]
Operating expenses (income):
Total token-based compensation expense (income)	60	166	135
Sales and marketing [Member]
Operating expenses (income):
Total token-based compensation expense (income)	30	268	437
General and administrative [Member]
Operating expenses (income):
Total token-based compensation expense (income)	372	464	820
Change in fair value of INX Token warrant liability [Member]
Operating expenses (income):
Total token-based compensation expense (income)	$ (936)	$ (204)	$ (8,294)